Consolidated Balance Sheets (Parenthetical)	Dec. 31, 2015 $ / shares shares
Statement of Financial Position [Abstract]
Common stock , par value (USD per share) | $ / shares	$ 0.01
Common stock, shares authorized	810,000,000
Common stock, shares issued	181,069,751
Common stock, shares outstanding	181,069,751